Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of components of Debt
As of September 30, 2021, and December 31, 2020, our debt was as follows:

(in thousands of $)	September 30, 2021	December 31, 2020
Gimi facility	(410,000)	(300,000)
2017 Convertible Bonds	(396,074)	(383,739)
Revolving Credit facility	(100,000)	(100,000)
$1.125 billion facility	(60,178)	(65,649)
Golar Arctic facility	(31,001)	(36,472)
Subtotal (excluding lessor VIE loans)	(997,253)	(885,860)
CSSC VIE loans (1)	(629,482)	(691,488)
ICBCL VIE loans (1)	(319,271)	(434,152)
AVIC VIE loan (1)	(114,656)	(104,807)
CCBFL VIE loan (1)	(90,400)	(90,178)
CMBL VIE loan (1)	(78,196)	(89,450)
COSCO Shipping VIE loan (1)	(77,279)	(83,596)
Total debt	(2,306,537)	(2,379,531)
Less: Deferred financing costs	24,816	28,749
Total debt, net of deferred financing costs	(2,281,721)	(2,350,782)

At September 30, 2021, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(327,915)	(802,341)	(1,130,256)
Long-term debt	(646,644)	(504,821)	(1,151,465)
Total	(974,559)	(1,307,162)	(2,281,721)
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 10).